Goodwill and Intangible Assets - Schedule of Carrying Amount of Goodwill by Reporting Unit and Impairment Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	$ 297,906	$ 297,906
Impairment	(198,828)	(285,166)
Currency translation adjustment		413
Goodwill, balance as of December 31, 2017		13,153
Office & Facilities [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	224,683	224,683
Impairment		(224,683)
Industrial [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	13,067	13,067
Currency translation adjustment		86
Goodwill, balance as of December 31, 2017		13,153
Automotive [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	45,234	45,234
Impairment		(45,561)
Currency translation adjustment		327
CPO [Member]
Goodwill [Line Items]
Goodwill, balance as of December 31, 2016	$ 14,922	14,922
Impairment		$ (14,922)